Business Combinations - Summary of Unaudited Pro Forma Financial Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition Pro Forma Information [Line Items]
Total revenues	$ 99,699
Net loss	(113,303)
Subscription
Business Acquisition Pro Forma Information [Line Items]
Total revenues	88,323
Advisory, advertising, and other
Business Acquisition Pro Forma Information [Line Items]
Total revenues	$ 11,376